Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000203122
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class A
Trading Symbol	DESAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.80%

Gross expense ratio as of the latest prospectus: 0.97%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

C000203123
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class C
Trading Symbol	DESCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.55%

Gross expense ratio as of the latest prospectus: 1.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.55%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

C000203119
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class S
Trading Symbol	DESSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

C000203117
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class R
Trading Symbol	DESRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.05%

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

C000203121
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Institutional Class
Trading Symbol	DESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%

C000203118
Shareholder Report [Line Items]
Fund Name	DWS ESG Core Equity Fund
Class Name	Class R6
Trading Symbol	DESUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS ESG Core Equity Fund ("the Fund") for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.55%

Gross expense ratio as of the latest prospectus: 0.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 230,399,050
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 469,994
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	230,399,050
Number of Portfolio Holdings	91
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	469,994

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Assets and Liabilities, Net	0%
Total	100%